SHARE-BASED COMPENSATION (Details)	12 Months Ended
	Dec. 31, 2018 item $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Jun. 20, 2011 shares	May 20, 2010 shares	May 28, 2009 shares	Oct. 16, 2008 shares
SHARE-BASED COMPENSATION
Options granted (in shares)	17,600,000	15,080,000	0
Options to purchase ordinary shares, outstanding (in shares)	37,369,229
Number of ordinary shares available for future grant	16,222,688
Maximum
SHARE-BASED COMPENSATION
Exercise price (in CNY or dollars per share) | $ / shares	$ 0.07	$ 0.07	$ 0.07
Minimum
SHARE-BASED COMPENSATION
Exercise price (in CNY or dollars per share) | $ / shares	$ 0.06	$ 0.06	$ 0.06
2007 Plan
SHARE-BASED COMPENSATION
Aggregate number of shares that can be purchased							14,000,000
2008 Plan
SHARE-BASED COMPENSATION
Aggregate number of shares that can be purchased						8,600,000
2010 Plan
SHARE-BASED COMPENSATION
Aggregate number of shares that can be purchased					9,000,000
2010 Plan | Maximum
SHARE-BASED COMPENSATION
Expiration term of options granted	10 years
2010 Plan | Minimum
SHARE-BASED COMPENSATION
Expiration term of options granted	7 years
2010 Plan | Vesting schedule one
SHARE-BASED COMPENSATION
Percentage of options vesting on the stated vesting commencement date	100.00%
2010 Plan | Vesting schedule two
SHARE-BASED COMPENSATION
Percentage of options vesting on the second anniversary of the stated vesting commencement date	25.00%
Percentage of options vesting on the third anniversary of the stated vesting commencement date	25.00%
Percentage of options vesting on the fourth anniversary of the stated vesting commencement date	25.00%
Percentage of options vesting on the first anniversary of the stated vesting commencement date	25.00%
2010 Plan | Vesting schedule three
SHARE-BASED COMPENSATION
Percentage of options vesting on the first anniversary of the stated vesting commencement date	25.00%
Percentage of options vesting each quarter for the second anniversary of the stated vesting commencement date	6.25%
Percentage of options vesting each quarter for the third anniversary of the stated vesting commencement date	6.25%
Percentage of options vesting each quarter for the fourth anniversary of the stated vesting commencement date	6.25%
2011 Plan
SHARE-BASED COMPENSATION
Aggregate number of shares that can be purchased				22,000,000
Number of different vesting schedules | item	4
2011 Plan | Maximum
SHARE-BASED COMPENSATION
Expiration term of options granted	10 years
2011 Plan | Minimum
SHARE-BASED COMPENSATION
Expiration term of options granted	6 years
2011 Plan | Vesting schedule one
SHARE-BASED COMPENSATION
Percentage of options vesting on the stated vesting commencement date	100.00%
2011 Plan | Vesting schedule two
SHARE-BASED COMPENSATION
Percentage of options vesting on the second anniversary of the stated vesting commencement date	25.00%
Percentage of options vesting on the third anniversary of the stated vesting commencement date	25.00%
Percentage of options vesting on the fourth anniversary of the stated vesting commencement date	25.00%
Percentage of options vesting on the first anniversary of the stated vesting commencement date	25.00%
2011 Plan | Vesting schedule three
SHARE-BASED COMPENSATION
Percentage of options vesting on the first anniversary of the stated vesting commencement date	25.00%
Percentage of options vesting each quarter for the second anniversary of the stated vesting commencement date	6.25%
Percentage of options vesting each quarter for the fourth anniversary of the stated vesting commencement date	6.25%
2011 Plan | Vesting schedule four
SHARE-BASED COMPENSATION
Percentage of options vesting on the second anniversary of the stated vesting commencement date	33.00%
Percentage of options vesting on the third anniversary of the stated vesting commencement date	33.00%
Percentage of options vesting on the first anniversary of the stated vesting commencement date	33.00%
2011 Plan | Options | Vesting schedule three
SHARE-BASED COMPENSATION
Percentage of options vesting each quarter for the third anniversary of the stated vesting commencement date	6.25%
2007 and 2008 Option Plans | Vesting schedule one
SHARE-BASED COMPENSATION
Percentage of options vesting on the stated vesting commencement date	100.00%
2007 and 2008 Option Plans | Vesting schedule two
SHARE-BASED COMPENSATION
Percentage of options vesting on the second anniversary of the stated vesting commencement date	50.00%
Percentage of options vesting on the third anniversary of the stated vesting commencement date	25.00%
Percentage of options vesting on the fourth anniversary of the stated vesting commencement date	25.00%